Taxation - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense [Abstract]
Current income tax	$ 9,064		$ 2,831
Deferred income tax
Total income tax expense	$ 9,064		$ 2,831